Investments in joint ventures (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013
Time charter revenues	$ 11,535	$ 0
Total revenues	11,535	29,127
Operating expenses	(4,359)	(4,148)
Depreciation and amortization	(8)	(8)
Operating income	5,046	(1,361)
Gain (loss) on derivative instruments	121	0
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP	2,418	(1,764)	13,195	(10,786)
Equity in earnings (losses) of joint ventures	(2,122)	(1,671)
Cash and cash equivalents	35,762	4,957	30,477		108
Total current assets	210,398		213,139
Restricted cash	15,116		15,184
Vessels, net of accumulated depreciation	0		0
Other long-term assets	20,623		21,626
Total long-term assets	352,572		355,076
Current portion of long-term debt	19,062		19,062
Amounts and loans due to owners and affiliates	298		467
Derivative financial instruments	4,482		4,676
Total current liabilities	53,428		51,124
Long-term debt	188,505		193,271
Derivate financial liabilities	6,885		4,544
Other long-term liabilities	19,988		22,206
Total long-term liabilities	277,130		279,651
Accumulated losses of joint ventures	(61,752)		(59,630)
SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Time charter revenues	20,337	20,498
Total revenues	20,337	20,498
Operating expenses	(4,269)	(4,289)
Depreciation and amortization	(4,507)	(4,724)
Operating income	11,561	11,485
Gain (loss) on derivative instruments	(7,864)	(6,308)
Other financial expense, net	(8,094)	(8,673)
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP	(4,397)	(3,496)
Share of joint ventures owned	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	(2,199)	(1,748)
Eliminations	77	77
Equity in earnings (losses) of joint ventures	(2,122)	(1,671)
Cash and cash equivalents	12,190		10,719
Other current assets	3,190		3,317
Total current assets	15,380		14,036
Restricted cash	25,104		25,104
Vessels, net of accumulated depreciation	577,235		577,897
Other long-term assets	2,084		2,174
Total long-term assets	604,423		605,175
Current portion of long-term debt	21,091		20,768
Amounts and loans due to owners and affiliates	13,146		14,516
Derivative financial instruments	23,869		23,887
Other current liabilities	11,456		8,278
Total current liabilities	69,562		67,449
Long-term debt	495,973		501,369
Loans due to owners and affiliates	22,101		24,575
Derivate financial liabilities	109,791		101,910
Other long-term liabilities	27,477		24,612
Total long-term liabilities	655,342		652,466
Net liabilities	(105,101)		(100,704)
Share of joint ventures net liabilities before eliminations	(52,551)		(50,352)
Eliminations	(9,201)		(9,278)
Accumulated losses of joint ventures	$ (61,752)		$ (59,630)